FORM 13F COVER PAGE

Report for the Calendar Quarter ended: March 31,2009

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:             Wright Private Asset Management
Address:          440 Wheelers Farms Road
                  Milford,Connecticut 06461

13F File Number:  028-12018

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, scheduled, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Judith R. Corchard
Title:    Compliance Officer
Phone:    203-783-4400
Signature, Place, and Date of Signing:


 /s/ Judith R. Corchard
 -------------------------
    Judith R. Corchard     Milford, Connecticut      April 23, 2009


Report Type (check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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
                                                     Wright Private Asset Management
                                                              FORM 13F
                                                             3/31/2009

                                                       Form 13F Information Table                            Voting Authority
                                 Title                 --------------------------                       ------------------------
                                   of                        Value    Shares/  Sh/  Put/ Invstmt   Other
Name Of Issuer                   Class        CUSIP        (x$1000)   Prn Amt  Prn  Call  Dscretn  Mgrs  Sole    Shared    None
-------------------------        -----       -------      ---------- -------- ---- ----- -------- -----  -----  --------  ------


COMMON STOCK
------------
3M Co                             COM        88579y101         305      6,145   SH         SOLE                 0    0       6,145
AT&T Inc                          COM        00206r102         733     29,088   SH         SOLE            27,571    0       1,517
Abbott Laboratories               COM        002824100       1,351     28,334   SH         SOLE                 0    0      28,334
Adobe Systems                     COM        00724f101         300     14,010   SH         SOLE                 0    0      14,010
Allergen Inc                      COM        018490102         667     13,975   SH         SOLE                 0    0      13,975
Amgen Inc                         COM        031162100         798     16,110   SH         SOLE                 0    0      16,110
Amphenol Corp                     COM        032095101         236      8,300   SH         SOLE                 0    0       8,300
Apple Inc                         COM        037833100       1,888     17,962   SH         SOLE                 0    0      17,962
Bank Of America Corp              COM        060505104         240     35,169   SH         SOLE            13,634    0      21,535
Bank of New York Mellon Corp      COM        064058100         224      7,920   SH         SOLE             7,700    0         220
Berkshire Hathaway Inc            COM        084670207         285        101   SH         SOLE                 0    0         101
Celgene Corp                      COM        151020104         511     11,505   SH         SOLE                 0    0      11,505
Chevron Corp                      COM        166764100         756     11,240   SH         SOLE            10,680    0         560
Cisco System Inc                  COM        17275r102       3,729    222,384   SH         SOLE            18,103    0     204,281
Coca Cola Co.                     COM        191216100       2,295     52,202   SH         SOLE             5,845    0      46,357
Computer Sciences Corp            COM        205363104         236      6,400   SH         SOLE             6,170    0         230
Costco Wholesale Corp             COM        22160k105       1,430     30,880   SH         SOLE             5,810    0      25,070
Danaher Corp                      COM        235851102       2,293     42,290   SH         SOLE                 0    0      42,290
Exelon Corp                       COM        30161n101         350      7,705   SH         SOLE             7,460    0         245
Exxon Mobil Corp                  COM        30231g102       5,502     80,789   SH         SOLE            11,620    0      69,169
Fiserve Inc                       COM        337738108         690     18,925   SH         SOLE                 0    0      18,925
General Electric Co.              COM        369604103         159     15,770   SH         SOLE            14,785    0         985
Gilead Sciences                   COM        375558103         587     12,675   SH         SOLE                 0    0      12,675
Goldman Sachs                     COM        38141g104       1,154     10,890   SH         SOLE                 0    0      10,890
Hewlett-Packard Co.               COM        428236103         471     14,696   SH         SOLE            14,296    0         400
Honeywell Intl Inc                COM        438516106         231      8,305   SH         SOLE             7,800    0         505
Intel Corp                        COM        458140100       2,872    191,080   SH         SOLE            23,322    0     167,758
I B M                             COM        459200101         826      8,525   SH         SOLE             5,625    0       2,900
JP Morgan Chase & Co.             COM        46625h100         351     13,220   SH         SOLE            12,860    0         360
Johnson & Johnson                 COM        478160104       9,808    186,451   SH         SOLE             9,650    0     176,801
McDonalds Corp                    COM        580135101         605     11,085   SH         SOLE            10,780    0         305
Medis Technologies                COM        58500p107           4     10,250   SH         SOLE                 0    0      10,250
Medtronic Inc                     COM        585055106         290      9,846   SH         SOLE             9,540    0         306
Metlife Inc                       COM        59156r108         225      9,880   SH         SOLE             9,560    0         320
Microsoft Corp                    COM        594918104       4,374    238,111   SH         SOLE            23,314    0     214,797
Molson Coors Brewing Co-B         COM        60871r209         221      6,440   SH         SOLE             6,220    0         220
Nike Inc Cl B                     COM        654106103         205      4,365   SH         SOLE             4,225    0         140
Pepsico Inc                       COM        713448108         840     16,318   SH         SOLE             7,085    0       9,233
Pfizer Inc                        COM        717081103       1,172     86,021   SH         SOLE            26,385    0      59,636
Procter & Gamble                  COM        742718109       1,426     30,289   SH         SOLE             7,265    0      23,024
Sabine Royalty Trust              COM        785688102         292      8,275   SH         SOLE                 0    0       8,275
Schlumberger Ltd                  COM        806857108       1,623     39,960   SH         SOLE             7,515    0      32,445
Sigma-Aldrich                     COM        826552101       1,479     39,148   SH         SOLE             5,680    0      33,468
Suncor Energy                     COM        867229106       1,113     50,110   SH         SOLE                 0    0      50,110
Target Corp                       COM        87612e106         322      9,350   SH         SOLE             9,100    0         250
Teva Pharmaceuticals              COM        881624209       2,875     63,810   SH         SOLE                 0    0      63,810
Total System Services, Inc.       COM        891906109       3,720    269,376   SH         SOLE           269,376    0           0
Transocean Ltd                    COM         h8817h10       1,165     19,799   SH         SOLE                 0    0      19,799
US Bancorp (New)                  COM        902973304         217     14,830   SH         SOLE            14,345    0         485
United Technologies               COM        913017109         686     15,965   SH         SOLE             7,400    0       8,565
Varian Medical                    COM        92220p105       2,389     78,500   SH         SOLE                 0    0      78,500
Wells Fargo Company               COM        949746101       3,641    255,664   SH         SOLE            13,395    0     242,269
                                                         ------------
GRAND TOTAL                                                 70,162
                                                         ============

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                         0

Form 13F Information Table Entry Total:                   52
Form 13F Information Table Value Total:              $70,162



List of Other Included Managers:            NONE